Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Summary of other operating income (expense)

	2018	2017 (*)	2016 (*)
Gain from disposal of farmland and other assets (Note 21)	36,227	—	—
Gain / (Loss) from commodity derivative financial instrument	54,694	40,842	(16,007)
Loss from disposal of other property items	(95)	(986)	(1,255)
Settlement agreement (Note 29)	—	—	8,489
Net gain from fair value adjustment of investment property	13,409	4,302	14,049
Losses related to energy business	—	(3,247)	—
Others	(3)	2,852	476
	104,232	43,763	5,752

(*) Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.